Employee benefit plans (Tables)	3 Months Ended
Mar. 31, 2018
Employee benefit plans
Schedule of components of net periodic benefit cost

Net periodic benefit cost
in € THOUS
	For the three months ended March 31,
	2018	2017

Service cost	6.794	7.107
Net interest cost	3.208	2.785
Net periodic benefit costs	10.002	9.892